DEBT AND CREDIT FACILITIES 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Commercial Paper, Noncurrent	$ 200,000,000		$ 300,000,000
Capital Lease Obligations	195,000,000		189,000,000
Current portion of long-term debt	(1,147,000,000)		(725,000,000)
Debt Instrument, Unamortized Discount	(17,000,000)		(16,000,000)
Long-term debt	11,253,000,000		11,621,000,000
Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	3,912,000,000		3,536,000,000
Long Term Debt And Capital Lease Obligations, Including Current Portion	4,565,000,000		4,320,000,000
Current portion of long-term debt	(29,000,000)		(16,000,000)
Debt Instrument, Unamortized Discount	(11,000,000)		(12,000,000)
Long-term debt	4,525,000,000		4,292,000,000
Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	1,400,000,000		1,400,000,000
Capital Lease Obligations	2,000,000		4,000,000
Long Term Debt And Capital Lease Obligations, Including Current Portion	1,415,000,000		1,417,000,000
Current portion of long-term debt	(252,000,000)		(4,000,000)
Debt Instrument, Unamortized Discount	(4,000,000)		(4,000,000)
Long-term debt	1,159,000,000		1,409,000,000
Debt Instrument, Other Sempra Energy [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	6,437,000,000		6,625,000,000
Current portion of long-term debt	(866,000,000)		(705,000,000)
Debt Instrument, Unamortized Discount	(9,000,000)		(8,000,000)
Debt Instrument Unamortized Premium	7,000,000		8,000,000
Long-term debt	5,569,000,000		5,920,000,000
Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Build to suit lease	14,000,000	[1]	0	[1]
First Mortgage Bonds, Due March 2014 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.50%
First Mortgage Bonds, Due June 2015 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0		14,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Repayments Of First Mortgage Bond	14,000,000
Repayment of first mortgage bond stated rate.	6.80%
First Mortgage Bonds, Due November 2015 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.30%
First Mortgage Bonds, Due April 2018 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.45%
First Mortgage Bonds, Due July 2018 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	161,000,000	[2]	161,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	1.65%	[2]
First Mortgage Bonds, Due June 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	[2]	60,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	5.85%	[2]
Repayments Of Pollution Control Bond	60,000,000
Repayment of pollution control bond stated rate	5.85%
First Mortgage Bonds, Due June 2026 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
First Mortgage Bonds, Due December 2027 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	150,000,000	[2]	150,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	5.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	5.25%
First Mortgage Bonds, Due January And February 2034 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	176,000,000	[2]	176,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	5.875%	[2]
First Mortgage Bonds, Due May 2035 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.35%
First Mortgage Bonds, Due November 2035 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.75%
First Mortgage Bonds, Due September 2037 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.125%
First Mortgage Bonds, Due June 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	300,000,000		300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
First Mortgage Bonds, Due May 2039 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	75,000,000	[2]	75,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	4.00%
First Mortgage Bonds, Due May 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.35%
First Mortgage Bonds, Due August 2040 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%
First Mortgage Bonds, Due November 2040 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	300,000,000		300,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.125%
First Mortgage Bonds, Due August 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	350,000,000		350,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.00%
First Mortgage Bonds, Due November 2041 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.95%
First Mortgage Bonds, Due September 2021 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	20,000,000		20,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.14%
First Mortgage Bonds, Due September 2031 [Member] | Debt Instrument, Mobile Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	42,000,000		42,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.00%
First Mortgage Bonds, Due April 2042 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.30%
First Mortgage Bonds, Due September 2042 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	350,000,000		350,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.75%
First Mortgage Bonds, Due September 2023 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	450,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Other Long-term Debt [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	653,000,000		784,000,000
Other Long-term Debt [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long Term Debt And Capital Lease Obligations, Including Current Portion	15,000,000		17,000,000
Commercial Paper [Member] | Debt Instrument, Sempra Global [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	200,000,000		300,000,000
Debt Instrument, Interest Rate at Period End	0.35%
Other Long-term Debt, Due February 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0		400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Other Long-term Debt, Due November 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Other Long-term Debt, Due June 2014 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	15,000,000		130,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Repayments Of Pollution Control Bond	115,000,000
Repayment of pollution control bond stated rate	5.90%
Other Long-term Debt, Due May 2016 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	8,000,000	[2]	8,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	4.75%	[2]
Other Long-term Debt, Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	750,000,000		750,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Other Long-term Debt, Due June 2018 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.15%
Other Long-term Debt, Due February 2019 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	9.80%
Other Long-term Debt, Due July 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	39,000,000	[2]	39,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	5.30%	[2]
Other Long-term Debt, Due December 2021 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	60,000,000	[2]	60,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	5.50%	[2]
Other Long-term Debt, Due March 2023 [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	25,000,000	[2]	25,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	4.90%	[2]
Other Long-term Debt, Due July 2024 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	77,000,000	[2]	74,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	4.50%	[2]
Other Long-term Debt, Due January 2028 [Member] | Debt Instrument, So Cal Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	5,000,000		5,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.67%
Other Long-term Debt, Due October 2039 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	750,000,000		750,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Industrial Development Bonds, Due August 2037 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	55,000,000	[2]	55,000,000	[2]
Debt Instrument, Interest Rate at Period End	0.05%	[2]
Capital Lease Obligations, Purchased Power Agreements [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	176,000,000		178,000,000
Capital Lease Obligations, Other [Member] | Debt Instrument, S D G E [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	3,000,000		7,000,000
Market Value Adjustment For Interest Rate Swap [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	12,000,000		19,000,000
Other Long-term Debt, Due March 2014 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	300,000,000		300,000,000
Debt Instrument, Interest Rate at Period End	1.01%
Other Long-term Debt Due October 2014 [Member] | Debt Instrument, Chilquinta Energia [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0	[2]	86,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	2.75%	[2]
Repayments Of Other Long Term Debt	86,000,000,000
Repayment of other long-term debt stated rate.	2.75%
Other Long-term Debt, Due October 2030 [Member] | Debt Instrument, Chilquinta Energia [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	209,000,000	[2]	224,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage	4.25%	[2]
Other Long-term Debt, Due May 2013 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0		1,000,000
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Other Long-term Debt, Due February 2018 [Member] | Debt Instrument, Sempra Mexico [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	100,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	2.66%
Debt instrument face amount	102,000,000
Other Long-term Debt, Due February 2023 [Member] | Debt Instrument, Sempra Mexico [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	298,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	6.30%
Debt Instrument, Interest Rate at Period End	4.12%
Debt instrument face amount	306,000,000
Other Long-term Debt, Due December 2023 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	4.05%
Other Long-term Debt, Due December 2018 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	5,000,000	[2]	0	[2]
Debt Instrument, Interest Rate, Stated Percentage	3.10%	[2]
Other Long Term Debt, Variable Rate Notes Due November 2013 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011	200,000,000
Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate at Period End	4.46%
Debt Instrument, Amount At Variable Rates After Fixed To Floating Swap Effective January 2011	300,000,000
Otay Mesa Energy Center Loan Payable Currently Through April 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	335,000,000		345,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.2925%
Other Long Term Debt, Payable Currently Through October 2022 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	292,000,000		284,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	4.75%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.09%
Other LongTerm Debt, Variable Rate Loan Payable Currently Through December 2028 [Member] | Debt Instrument, Sempra Renewables [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	104,000,000	[2]	111,000,000	[2]
Debt Instrument, Interest Rate at Period End	2.75%	[2]
Other LongTerm Debt, Fixed Rate Loan Payable Currently Through December 2028 [Member] | Debt Instrument, Sempra Renewables [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.54%	[2]
Debt Instrument, Amount At Fixed Rates After Floating to Fixed Swap	78,000,000	[2]
Other Long Term Debt, Payable Currently Through January 2031 [Member] | Debt Instrument, Sempra Renewables [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0		286,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	2.24%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	2.26%
Other Long Term Debt, Payable Currently Through December 2017 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	21,000,000		25,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.45%
Other Long Term Debt Due April 2017 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	600,000,000		600,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.30%
Other Long Term Debt, Due October 2022 [Member] | Debt Instrument, Parent [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.875%
Other Long-term Debt, Currently Through December 2018 [Member] | Debt Instrument, Luz Del Sur [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	70,000,000		31,000,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	5.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.75%
Other Long-term Debt, Currently Through October 2016 [Member] | Debt Instrument, Other Sempra Natural Gas [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 18,000,000	[2]	$ 17,000,000	[2]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	2.87%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	3.51%

[1]	We discuss this lease in Note 15.
[2]	Callable long-term debt not subject to make-whole provisions.